Significant Accounting Policies	12 Months Ended
Feb. 28, 2022
Disclosure of significant accounting policies [text block] [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

2.1 Significant judgements and estimates

The Group makes judgements, estimates and assumptions concerning the future when preparing the consolidated annual financial statements. Actual results may differ from these judgements, estimates and assumptions. There are not considered to be any significant judgements which need to be made in applying the Group’s accounting policies or IFRS.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The accounting estimates that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are noted below:

Estimates

i.	Useful life estimates of Capitalized telematics devices, Capitalized commission assets and revenue recognition from deferred revenue.

The Group completes a detailed assessment annually on the expected life cycle of subscriber contracts across the Group. The continued growth in the subscriber base over the past few years has provided a more comprehensive database of information and more certainty to support the assessment of the average useful life of subscriber contracts. On the basis of the statistical assessment, there has been no change to the estimated average useful life of 60 months of a subscriber contract in the current financial year. Contracts which terminate prior to 60 months result in accelerated depreciation of the underlying capitalized telematic devices and capitalized commission assets being recognized immediately in profit or loss.

ii.	Goodwill

The Group tests goodwill for impairment on an annual basis. The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations are performed internally by the Group and require the use of various estimates and assumptions regarding discount rates and the future financial performance of the cash-generating units.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).

The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting year during which the change has occurred.

2.2 Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are set out below. The Group consistently applied the following accounting policies to all periods presented in these consolidated financial statements, unless otherwise stated.

a)	Basis of consolidation

The consolidated annual financial statements reflect the financial results of the Group. All financial results are consolidated with similar items on a line-by-line basis. Inter-company transactions, balances and unrealized gains and losses between entities are eliminated on consolidation.

Business combination

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The Group measures goodwill at the date of acquisition as:

-	The fair value of the consideration transferred; plus

-	The recognised amount of any Non-controlling interests (“NCI”) in the acquiree; plus

-	If the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree, over the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognised in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial results of subsidiaries are consolidated into the Group’s results from acquisition date until loss of control.

When the Group loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related NCI and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Non-controlling interest

NCI in the results and equity of subsidiaries are shown separately in the consolidated statement of profit and loss, statement of comprehensive income, statement of changes in equity and statement of financial position, respectively.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions. The Group accounted for such equity transactions as an adjustment against retained earnings. During the financial year ended February 28, 2022, the Group changed the accounting policy voluntarily and accounted for the acquisition of NCI of Cartrack as a separate reserve, “capital reserve” instead of retained earnings. This is to provide transparency to the users since the reinvestment offer is a significant event (see Note 1). The change in accounting policy was corrected prospectively as the impact to the prior period is not material. Subsequent acquisition of interest in subsidiaries without change in control is accounted for under capital reserve.

b)	Foreign currency

i.	Functional and presentation currency

Items included in the consolidated financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated annual financial statements are presented in ZAR, which is the Group’s presentation currency.

ii.	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the income statement.

Foreign exchange gains/(losses) are classified as net foreign exchange gains and losses in operating expenses.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.

iii.	Group companies

The results and financial position of foreign operations (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;

(ii)	Income and expenses for each income statement presented are translated at average yearly exchange rates;

(iii)	All resulting exchange differences are recognized in other comprehensive income; and

(iv)	Equity items are measured at historical cost at the time of recording, translated at the rate on the date of the recording and are not retranslated to closing rates at reporting dates.

On consolidation, exchange differences arising from the translation of net investments in foreign operations are recognized in other comprehensive income. When a foreign operation is fully disposed of or sold (i.e., control is lost), exchange differences that were recorded in equity are recognized in the income statement as part of the gain or loss on sale. A repayment/ capitalization of a net investment loan therefore does not result in any exchange differences being transferred from equity to the income statement unless it is part of a transaction resulting in a loss of control.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences are recognized in other comprehensive income.

c)	Financial instruments

i.	Classification and subsequent measurement

Non-derivative financial assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“FVOCI”). Financial assets and financial liabilities are initially measured at fair value. Amortized cost and FVTPL are relevant to the Group.

The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest was made based on the facts and circumstances as at the initial recognition of the assets.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Non-derivative financial assets– Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

●	the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

●	how the performance of the portfolio is evaluated and reported to the Group’s management;

●	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

●	how managers of the business are compensated e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

●	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Non-derivative financial assets – Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

●	contingent events that would change the amount or timing of cash flows;

●	terms that may adjust the contractual coupon rate, including variable-rate features;

●	prepayment and extension features; and

●	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Non-derivative financial assets – Subsequent measurement and gains and losses

Financial assets at amortized cost. These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Impairment of non-derivative financial assets

The Group recognizes allowance for expected credit losses (“ECL”) for all debt instruments not held at FVTPL.

The Group applies the simplified approach to trade receivables which requires ECLs to be recognized from initial recognition. The provision rates are based on days since invoicing for grouping that have similar loss patterns. The provision matrix is initially based on the Group’s historical observed default rates and adjusted with forward- looking information. At each reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The Group considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held).

(i) Credit-impaired financial assets

At each reporting date, the Group assesses whether the financial assets not held at FVTPL are ‘credit-impaired’. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

●	significant financial difficulty of the borrower or issuer;

●	a breach of contract such as a default;

●	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

●	it is probable that the borrower will enter bankruptcy or another financial reorganization; or

●	the disappearance of an active market for a security because of financial difficulties.

Impairment losses are recognized on an ECL basis and are disclosed separately in the consolidated statement of profit or loss.

(ii) Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. The Group individually makes an assessment with respect to the timing and amount of write-off based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

Non-derivative financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument. Financial liabilities are classified as measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating the interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability or (where appropriate) a shorter period, to the amortized cost of a financial liability.

ii.	Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

ii.	Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

d)	Derivative financial instruments

Derivatives are initially measured at fair value and any directly attributable transactions are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss. For derivatives entered as a transaction with owner, changes in the fair value is recognized directly in equity.

e)	Property, plant and equipment

i.	Recognition and measurement

Property, plant and equipment are measured at historical cost less accumulated depreciation and any accumulated impairment losses.

The cost of telematic devices is capitalized as property, plant and equipment.

In-vehicle capitalized telematics devices are installed in customers’ vehicles as part of a subscription contract. The telematics device and directly related installation costs are capitalized and depreciated over the expected useful live of the average contract. The related depreciation expense is recorded as part of cost of sales in the Statement of Profit and Loss. If a subscriber contract with a customer is cancelled prior to the end of its useful life, the unamortized cost is recognized immediately in profit and loss.

Where subscriber contracts are expected to be in existence for periods significantly shorter than the average useful life of 60 months, these are depreciated over a reduced useful life.

Uninstalled telematics devices are devices not installed and available for installation. Work in progress telematics devices are devices in progress of being manufactured.

ii.	Depreciation

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is recognized in profit or loss.

The useful lives applied to the various categories of property, plant and equipment including right of use assets are as follows:

Category	Depreciation method	Average useful life
Property	Straight line	20-50 years
Property - Right of use assets	Straight line	Lease term or useful life whichever is shorter
Property - Leasehold improvements	Straight line	3 years or lease term
Plant, equipment and vehicles	Straight line	4-5 years
IT equipment	Straight line	3 years
Capitalized telematics devices - Installed	Straight line	5 years

Depreciation is recognized when the property, plant and equipment are installed and are ready for use. Land and construction in progress are stated at cost and are not depreciated.

The residual value, useful life and depreciation method applicable to each asset category are reviewed at the end of each reporting year. If the expectations differ from previous estimates, the change is accounted for prospectively as a change in accounting estimate.

The carrying amount of property, plant and equipment will be derecognized on disposal or when no future economic benefits are expected from its use. Gains and losses on disposal of any items of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized in profit and loss.

f)	Capitalized commission assets

i.	Recognition and measurement

Incremental sales commission costs which are directly related to a customer contract are capitalized to capitalized commission assets and are measured at cost less accumulated amortization.

ii.	Amortization

The capitalized commission assets are amortized over the expected useful life of the average contract which is 60 months. If a contract with a customer is cancelled prior to the end of its useful life, the unamortized cost is recognized immediately in profit and loss.

The useful lives of items of capitalized commission assets have been assessed as follows:

Item	Amortization method	Average useful life
Capitalized commission assets	Straight line	5 years

g)	Goodwill

Goodwill is measured at cost less any accumulated impairment losses. Impairment losses recognized as an expense in relation to goodwill are not subsequently reversed.

Goodwill is tested annually for impairment. The carrying amount of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination giving rise to goodwill. Each unit or group of units to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purposes.

On disposal of the relevant cash-generating unit or subsidiary, the attributable amount of goodwill is included in the determination of profit or loss on disposal.

h)	Intangible assets

i.	Product development costs

Product development costs that are directly attributable to the design, testing and development of identifiable hardware and software, controlled by the Group, are recognized as intangible assets when the following criteria are met:

●	It is technically feasible to complete the software or product so that it will be available for use or sale;

●	Management intends to complete the software or product and use or sell it;

●	There is an ability to use or sell the software or product;

●	It can be demonstrated how the software or product will generate probable future economic benefits;

●	Adequate technical, financial and other resources to complete the development and use or sell the software or product are available; and

●	The expenditure attributable to the software or product during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the intangible assets include software costs and the costs of personnel whose sole responsibility is their involvement in the Group’s research and development function.

Other product development expenditures that do not meet the recognition criteria are recognized as an expense as incurred. Product development costs previously recognized as an expense are not recognized as an asset in a subsequent period if the criteria are subsequently met.

Costs incurred in enhancing current telematics hardware (telematics devices) and software (SaaS platform) are expensed when incurred.

The capitalized product development costs are amortized over their estimated useful life which is considered to be three years due to the life cycle of telematics hardware and software applications.

ii.	Computer software

Computer software comprises self-developed computer software acquired in a business combination and externally acquired computer software. Acquired computer software licenses are capitalized on the basis of costs incurred to acquire and bring the software into use.

The acquired computer software are amortized over the expected useful life which is generally three to five years. Self-developed computer software acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and accumulated impairment losses, if any.

iii. Brand name

Brand name acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and accumulated impairment losses. Brand name is amortized on a straight-line basis over the expected useful life of five years.

iv. Customer relationship

Customer relationship acquired in a business combination are recognised at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and accumulated impairment losses. Customer relationship is amortized on a straight-line basis over the expected useful life of three years.

i)	Impairment of non-financial assets

The Group’s non-financial assets, other than deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment.

The impairment loss charged to profit or loss is the excess of the carrying amount over the recoverable amount.

Recoverable amounts are estimated for individual assets or, where an individual asset cannot generate cash inflows independently, the recoverable amount is determined for the larger cash-generating unit to which the asset belongs.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

j)	Taxation

i.	Tax expense

Current and deferred taxes are recognized as income or an expense and included in profit or loss for the period, except to the extent that the tax arises from:

●	a transaction or event which is recognized, in the same or a different period, to other comprehensive income, or as equity; or

●	a business combination.

In such cases, current and deferred taxes are charged or credited to other comprehensive income.

Dividend withholding tax is currently payable on dividends distributed to equity holders of the Group at a rate as determined by each country’s jurisdiction. This tax is not attributable to the Company, but is collected by the Company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend by a company from an investment held in a tax jurisdiction outside that of the Company, any dividend withholding tax payable is recognized as part of current tax.

ii.	Income tax assets and liabilities

Income tax for current and prior periods is, to the extent unpaid, recognized as a liability. If the amount already paid in respect of current and prior periods exceeds the amount due for those periods, the excess is recognized as an asset.

Income tax liabilities (assets) for the current and prior periods are measured at the amount expected to be paid to (recovered from) the tax authorities, using the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty relating to income taxes.

iii.	Deferred tax assets and liabilities

Deferred tax is provided by using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The provision for deferred tax is calculated using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realized or liability settled. A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the deferred tax asset can be realized.

The provision of deferred tax assets and liabilities reflects the tax consequences that would follow from the expected recovery or settlement of the carrying amount of its assets and liabilities. Deferred tax assets and liabilities are offset when the related income taxes are levied by the same tax authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that becomes probable that future taxable profits will be available against which they can be used.

k)	Leases

At inception of a contract the Group assesses whether contracts contain a lease. A contract contains a lease if control of the use of an asset is obtained in exchange for a consideration.

Should control of the asset be obtained, the Group recognizes a right-of-use-asset and a lease liability at the commencement date of the contract. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made before the commencement date. The right-of-use asset is subsequently depreciated over the lease term.

The lease liability is measured at the present value of lease payments discounted using an incremental borrowing rate.

The Group has elected not to recognize right of use assets and liabilities for short-term leases less than twelve months or low value assets which is in accordance with the accounting standard.

The customer does not control the telematics hardware as the use of the device is predetermined to meet the data collection requirements for the software services provided by the Group and the customer does not have the right to operate the asset nor have, they designed the asset. Accordingly, the subscription contract arrangement with the customer is not considered to meet the definition of a lease.

l)	Inventories

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The cost of inventories comprises of all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

Cost is determined on a weighted average cost basis.

Management considers the condition and usability of inventories on an annual basis to determine whether an allowance for obsolete inventory is required.

Prior to financial year ended February 28, 2021, the Group has capitalized telematics devices designated for installation in customer vehicles which were accounted for as inventory. During the financial year ended February 28, 2021, the Group revised the classification of the telematic devices to property, plant and equipment (in the categories Capitalized telematic devices – uninstalled and Capitalized telematic devices – work-in-progress), since they represent tangible items that are held for use in the supply of services, and are expected to be used for more than one period. The reclassification was corrected prospectively as the impact to comparative amounts is not material.

m)	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables do not include any significant financing element and as a result are measured initially at the transaction price and are subsequently measured at amortized cost less expected credit losses.

n)	Cash and cash equivalents

Cash and cash equivalents comprise cash balances and short-term deposits with maturities of three months or less from the date of acquisition that are subject to an insignificant risk of changes in their fair value, and are used by the Group in the management of its short-term commitments.

For the purpose of the statement of cash flows, bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are included in cash and cash equivalents. Bank overdrafts are included within current liabilities on the statement of financial position. Restricted cash is excluded from the statement of cash flows.

o)	Other financial asset

Other financial asset includes restricted cash and derivative financial assets. Restricted cash is initially recognized at fair value and subsequently measured at amortized cost. The accounting policy that applies to derivative financial assets is detailed in Note 2.2(d).

p)	Employee benefits

Short-term employee benefits

Remuneration of employees is charged to profit or loss. Short-term employee benefits are those that are expected to be settled completely within 12 months after the end of the reporting period in which the services have been rendered. Short-term employee benefit obligations are measured on an undiscounted basis and are charged to profit or loss as the related service is provided. An accrual is recognized for accumulated leave, incentive bonuses and other employee benefits when the Group has a present legal or constructive obligation as a result of past service provided by the employee, and a reliable estimate of the amount can be made.

q)	Provisions and contingencies

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event for which it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The Group offers warranties of up to ZAR 1.0 million in the event of the non-recovery of a stolen vehicle, subject to various terms and conditions. The provision for future warranty claims is based on known claims at year end and takes into account the historic claims to payment ratio.

r)	Revenue

The Group principally generates revenue from providing a full-stack smart mobility software-as-a-service (“SaaS”) platform for connected vehicles and other assets. The Group recognizes revenue as or when it satisfies its performance obligations.

Hardware revenue

Hardware revenue is recognized when control of the telematics device was transferred to the customer which occurred upon installation on the customer’s vehicle. The payment terms is generally 30 days.

Installation revenue

Installation revenue is recognized when the device is successfully installed, which occurs at the same time that control of the hardware is transferred to the customer, which occurs upon installation on the customer’s vehicle. Customers are invoiced when the devices are installed and payment terms is generally 30 days.

Subscription revenue

Revenues arising from the SaaS service is recognized as the service is provided over the contractual term. Customers are invoiced monthly in advance and invoices are payable on presentation.

Prior to a change in its standard subscription contract in May 2019, control of the telematics device was transferred to the customer pursuant to certain contracts hereinafter referred to as the “standard option” (previously the “cash option”). For standard option contracts the Group identified three performance obligations: hardware sales; installation thereof and SaaS services. Revenue was allocated to each performance obligation based upon the relative standalone selling price. Prior to May 2019, the Group also provided a minimum term option (previously “rental option”) where control of the telematics device was not transferred to the customer.

For minimum term option (previously “rental option”) contracts entered into prior to May 2019, and for all contracts entered into following the change in the standard option contract in May 2019 control of the telematics device is not transferred to the customer. The Group considers such arrangements to contain a single performance obligation. Contracts are typically for a 36-month term and then renewable on a monthly basis thereafter on the same pricing terms. The contracts are cancellable upon the payment of a cancellation fee and in the event of cancellation the Group retrieves the telematics device for use on another contract. Any non-refundable amounts received at the inception of the contract are recognized over the expected term of the customer relationship.

The Group has assessed whether its subscription contract arrangements contain a significant financing component and it was determined that the contracts do not have a significant financing component because the difference between the timing of when the cash is received and the services are transferred to the customer is not to provide the customer with a benefit of financing.

Miscellaneous contract fees

The Group sometimes makes miscellaneous SaaS charges to customers to maintain the telematic devices, process administrative changes to contractual terms, or for contract cancellation. Such charges are recognized and invoiced when they arise and payment terms are generally 30 days.

Motor Dealership Embedded Devices

The Group installs devices into motor dealership vehicles free of charge, but ownership of the embedded devices remains with the Group. In prior years, such devices were recognized as inventory under the category of ’‘in-vehicle inventory’’ in anticipation of a future subscription contract. During the financial year ended February 28, 2021, such “in-vehicle inventory” is classified as capitalized telematics devices - uninstalled” (see Note 5). In some cases, installed devices are removed from dealership vehicles and returned to capitalized telematics devices - uninstalled. The reclassification was corrected prospectively as the impact to comparative amounts is not material.

Although the group does collect certain upfront fees from its customers, these fees represent an insignificant proportion of the total transaction price, and therefore the Company has concluded that the amount invoiced each month for subscription services reasonably represents the value to customers of the group’s performance completed to date. Therefore, revenue is recognized for the amount to which the group has a right to invoice and the group qualifies for the practical expedient provided in IFRS 15: B16. Accordingly, as permitted by IFRS 15:121, the quantitative disclosures about the group’s remaining performance obligations (future subscription services) are not provided.

When the motor dealership sells the motor vehicle to a customer, a customer may sign a SaaS subscription contract. Subscription revenue will then be recognized as the service is provided. If the customer does not sign a subscription contract the cost of the device will be recognized immediately in cost of sales.

Since control of the embedded device is not transferred to the customer and the customer does not have the ability to determine how and for what purpose the device is used, the Group has concluded that its contracts do not contain a lease arrangement.

Vehicle sales

Vehicle sales is recognized when ownership of the vehicle is transferred to the customer.

Delivery service fees

Delivery service fee is recognized when the service are rendered.

s)	Interest income

Interest is recognized, in profit or loss, using the effective interest rate method.

t)	Interest expense

Interest is recognized in profit or loss when incurred, using the effective interest rate method.

u)	Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the financial year.

Diluted earnings per share

Diluted earnings per share is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the financial year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

v)	Share Capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the share issuance of ordinary shares are recognized as a deduction from equity. Income tax relating to transaction costs of equity transactions are accounted for in accordance with IAS 12 Income Taxes.

Treasury shares

Treasury shares held by the Group are recognized at cost and included as a deduction from equity. These shares are treated as a deduction from the weighted average number of shares. Distributions received on treasury shares are eliminated on consolidation.

w)	Government Grants

Government grant relates to Research and Development (“R&D”) incentives and various COVID-19 relief government initiatives. Grants that compensate the Group for expenses incurred are recognized in profit or loss as ‘contra expenses’ on a systematic basis in the periods in which the expenses are recognized, unless the conditions for receiving the grant are met after the related expenses have been recognized. In this case, the grant is recognized when it becomes receivable.